Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property and equipment, net [Abstract]
Schedule of Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2013	2014
	US$	US$
Computers and equipment	11,137	24,335
Motor vehicles	647	1,098
Furniture and fixtures	1,641	2,233
Leasehold improvements	3,614	5,928
Total	17,039	33,594
Less: Accumulated depreciation	(10,612)	(15,695)
Net book value	6,427	17,899